Distribution Date:	12/17/21	Wells Fargo Commercial Mortgage Trust 2018-C45
Determination Date:	12/13/21
Next Distribution Date:	01/18/22
Record Date:	11/30/21	Commercial Mortgage Pass-Through Certificates
Series 2018-C45

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		A.J. Sfarra	(212) 214-8970	A.J. Sfarra@wellsfargo.com
Certificate Interest Reconciliation Detail	4		375 Park Avenue, 2nd Floor | New York, NY 10152
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Balances	7	Special Servicer	LNR Partners, LLC
Current Mortgage Loan and Property Stratification	8-12		LNR CMBS Notices	(305) 695-5600	lnr.cmbs.notices@lnrproperty.com
Mortgage Loan Detail (Part 1)	13-14		1601 Washington Avenue, Suite 700 | Miami Beach, FL 33139
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	17
			David Rodgers	(212) 310-9821
Historical Detail	18		600 Third Avenue, 40th Floor | New York, NY 10016
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045
Modified Loan Detail	23	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	24		CMBS Trustee	(302) 636-4140
			1100 North Market Street | Wilmington, DE 19890
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	95001NAU2	3.131000%	14,405,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	95001NAV0	3.417000%	5,559,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	95001NAW8	4.147000%	37,388,000.00	37,388,000.00	0.00	129,206.70	0.00	0.00	129,206.70	37,388,000.00	31.02%	30.00%
A-3	95001NAX6	3.920000%	180,000,000.00	178,688,960.88	401,121.27	583,717.27	0.00	0.00	984,838.54	178,287,839.61	31.02%	30.00%
A-4	95001NAY4	4.184000%	223,783,000.00	223,783,000.00	0.00	780,256.73	0.00	0.00	780,256.73	223,783,000.00	31.02%	30.00%
A-S	95001NBB3	4.405000%	46,114,000.00	46,114,000.00	0.00	169,276.81	0.00	0.00	169,276.81	46,114,000.00	23.78%	23.00%
B	95001NBC1	4.556000%	32,115,000.00	32,115,000.00	0.00	121,929.95	0.00	0.00	121,929.95	32,115,000.00	18.74%	18.13%
C	95001NBD9	4.727000%	32,115,000.00	32,115,000.00	0.00	126,506.34	0.00	0.00	126,506.34	32,115,000.00	13.70%	13.25%
D	95001NAC2	3.000000%	21,174,000.00	21,174,000.00	0.00	52,935.00	0.00	0.00	52,935.00	21,174,000.00	10.38%	10.04%
E-RR	95001NAE8	4.869689%	14,234,000.00	14,234,000.00	0.00	57,762.63	0.00	0.00	57,762.63	14,234,000.00	8.14%	7.88%
F-RR	95001NAG3	4.869689%	8,235,000.00	8,235,000.00	0.00	33,418.24	0.00	0.00	33,418.24	8,235,000.00	6.85%	6.63%
G-RR	95001NAJ7	4.869689%	9,881,000.00	9,881,000.00	0.00	40,097.83	0.00	0.00	40,097.83	9,881,000.00	5.30%	5.13%
H-RR	95001NAL2	4.869689%	7,411,000.00	7,411,000.00	0.00	30,074.39	0.00	0.00	30,074.39	7,411,000.00	4.14%	4.00%
J-RR*	95001NAN8	4.869689%	26,351,419.00	26,351,419.00	0.00	87,651.19	0.00	0.00	87,651.19	26,351,419.00	0.00%	0.00%
V	95001NAQ1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	95001NAS7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			658,765,419.00	637,490,379.88	401,121.27	2,212,833.08	0.00	0.00	2,613,954.35	637,089,258.61

Notional Certificates
X-A	95001NAZ1	0.796082%	461,135,000.00	439,859,960.88	0.00	291,803.70	0.00	0.00	291,803.70	439,458,839.61
X-B	95001NBA5	0.327025%	110,344,000.00	110,344,000.00	0.00	30,071.05	0.00	0.00	30,071.05	110,344,000.00
X-D	95001NAA6	1.869689%	21,174,000.00	21,174,000.00	0.00	32,990.66	0.00	0.00	32,990.66	21,174,000.00
Notional SubTotal			592,653,000.00	571,377,960.88	0.00	354,865.41	0.00	0.00	354,865.41	570,976,839.61

Deal Distribution Total					401,121.27	2,567,698.49	0.00	0.00	2,968,819.76

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95001NAU2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	95001NAV0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	95001NAW8	1,000.00000000	0.00000000	3.45583342	0.00000000	0.00000000	0.00000000	0.00000000	3.45583342	1,000.00000000
A-3	95001NAX6	992.71644933	2.22845150	3.24287372	0.00000000	0.00000000	0.00000000	0.00000000	5.47132522	990.48799783
A-4	95001NAY4	1,000.00000000	0.00000000	3.48666668	0.00000000	0.00000000	0.00000000	0.00000000	3.48666668	1,000.00000000
A-S	95001NBB3	1,000.00000000	0.00000000	3.67083337	0.00000000	0.00000000	0.00000000	0.00000000	3.67083337	1,000.00000000
B	95001NBC1	1,000.00000000	0.00000000	3.79666667	0.00000000	0.00000000	0.00000000	0.00000000	3.79666667	1,000.00000000
C	95001NBD9	1,000.00000000	0.00000000	3.93916674	0.00000000	0.00000000	0.00000000	0.00000000	3.93916674	1,000.00000000
D	95001NAC2	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E-RR	95001NAE8	1,000.00000000	0.00000000	4.05807433	0.00000000	0.00000000	0.00000000	0.00000000	4.05807433	1,000.00000000
F-RR	95001NAG3	1,000.00000000	0.00000000	4.05807407	0.00000000	0.00000000	0.00000000	0.00000000	4.05807407	1,000.00000000
G-RR	95001NAJ7	1,000.00000000	0.00000000	4.05807408	0.00000000	0.00000000	0.00000000	0.00000000	4.05807408	1,000.00000000
H-RR	95001NAL2	1,000.00000000	0.00000000	4.05807448	0.00000000	0.00000000	0.00000000	0.00000000	4.05807448	1,000.00000000
J-RR	95001NAN8	1,000.00000000	0.00000000	3.32624175	0.73183270	7.28859345	0.00000000	0.00000000	3.32624175	1,000.00000000
V	95001NAQ1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	95001NAS7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95001NAZ1	953.86375114	0.00000000	0.63279452	0.00000000	0.00000000	0.00000000	0.00000000	0.63279452	952.99389465
X-B	95001NBA5	1,000.00000000	0.00000000	0.27252093	0.00000000	0.00000000	0.00000000	0.00000000	0.27252093	1,000.00000000
X-D	95001NAA6	1,000.00000000	0.00000000	1.55807405	0.00000000	0.00000000	0.00000000	0.00000000	1.55807405	1,000.00000000

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	11/01/21 - 11/30/21	30	0.00	129,206.70	0.00	129,206.70	0.00	0.00	0.00	129,206.70	0.00
A-3	11/01/21 - 11/30/21	30	0.00	583,717.27	0.00	583,717.27	0.00	0.00	0.00	583,717.27	0.00
A-4	11/01/21 - 11/30/21	30	0.00	780,256.73	0.00	780,256.73	0.00	0.00	0.00	780,256.73	0.00
X-A	11/01/21 - 11/30/21	30	0.00	291,803.70	0.00	291,803.70	0.00	0.00	0.00	291,803.70	0.00
X-B	11/01/21 - 11/30/21	30	0.00	30,071.05	0.00	30,071.05	0.00	0.00	0.00	30,071.05	0.00
X-D	11/01/21 - 11/30/21	30	0.00	32,990.66	0.00	32,990.66	0.00	0.00	0.00	32,990.66	0.00
A-S	11/01/21 - 11/30/21	30	0.00	169,276.81	0.00	169,276.81	0.00	0.00	0.00	169,276.81	0.00
B	11/01/21 - 11/30/21	30	0.00	121,929.95	0.00	121,929.95	0.00	0.00	0.00	121,929.95	0.00
C	11/01/21 - 11/30/21	30	0.00	126,506.34	0.00	126,506.34	0.00	0.00	0.00	126,506.34	0.00
D	11/01/21 - 11/30/21	30	0.00	52,935.00	0.00	52,935.00	0.00	0.00	0.00	52,935.00	0.00
E-RR	11/01/21 - 11/30/21	30	0.00	57,762.63	0.00	57,762.63	0.00	0.00	0.00	57,762.63	0.00
F-RR	11/01/21 - 11/30/21	30	0.00	33,418.24	0.00	33,418.24	0.00	0.00	0.00	33,418.24	0.00
G-RR	11/01/21 - 11/30/21	30	0.00	40,097.83	0.00	40,097.83	0.00	0.00	0.00	40,097.83	0.00
H-RR	11/01/21 - 11/30/21	30	0.00	30,074.39	0.00	30,074.39	0.00	0.00	0.00	30,074.39	0.00
J-RR	11/01/21 - 11/30/21	30	172,081.63	106,936.02	0.00	106,936.02	19,284.83	0.00	0.00	87,651.19	192,064.78
Totals			172,081.63	2,586,983.32	0.00	2,586,983.32	19,284.83	0.00	0.00	2,567,698.49	192,064.78

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	Additional Information
Total Available Distribution Amount (1)	2,968,819.76
(1) The Available Distribution Amount includes any Prepayment Premiums.

© Copyright 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,598,664.56	Master Servicing Fee	4,166.85
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,394.29
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	265.62
ARD Interest	0.00	Operating Advisor Fee	1,320.09
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	244.37
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,598,664.56	Total Fees	11,681.22

Principal		Expenses/Reimbursements
Scheduled Principal	401,121.27	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	8,353.68
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	10,931.15
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	401,121.27	Total Expenses/Reimbursements	19,284.83

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,567,698.49
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	401,121.27
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,968,819.76
Total Funds Collected	2,999,785.83	Total Funds Distributed	2,999,785.81

© Copyright 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	637,490,380.09	637,490,380.09	Beginning Certificate Balance	637,490,379.88
(-) Scheduled Principal Collections	401,121.27	401,121.27	(-) Principal Distributions	401,121.27
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	637,089,258.82	637,089,258.82	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	637,657,158.67	637,657,158.67	Ending Certificate Balance	637,089,258.61
Ending Actual Collateral Balance	637,283,089.18	637,283,089.18

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.21)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.21)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.87%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	1	5,797,431.76	0.91%	76	5.1100	NAP	Defeased	1	5,797,431.76	0.91%	76	5.1100	NAP
1,000,000 or less	1	762,674.44	0.12%	78	5.8500	3.200000	1.30 or less	8	106,333,476.10	16.69%	77	4.9381	0.958290
1,000,001 to 2,000,000	4	6,902,483.56	1.08%	76	5.5628	1.417804	1.31 to 1.40	2	45,400,000.00	7.13%	79	4.8670	1.341265
2,000,001 to 3,000,000	5	12,177,655.67	1.91%	76	5.2596	1.983047	1.41 to 1.50	4	46,625,390.13	7.32%	77	5.1699	1.463831
3,000,001 to 4,000,000	3	10,549,439.09	1.66%	77	5.3943	1.516517	1.51 to 1.75	6	59,323,593.01	9.31%	72	5.2057	1.602124
4,000,001 to 5,000,000	1	4,095,010.53	0.64%	77	5.0500	2.324300	1.76 to 2.00	14	129,983,868.36	20.40%	77	5.1124	1.901678
5,000,001 to 6,000,000	2	10,971,638.97	1.72%	49	5.4996	1.656786	2.01 to 3.00	11	240,362,825.02	37.73%	78	4.6172	2.345048
6,000,001 to 7,000,000	5	33,752,457.31	5.30%	78	5.2323	1.699905	3.01 or greater	2	3,262,674.44	0.51%	74	5.0454	3.441979
7,000,001 to 8,000,000	2	15,301,325.34	2.40%	78	5.2382	1.373315	Totals	48	637,089,258.82	100.00%	77	4.8915	1.814129
8,000,001 to 9,000,000	1	8,798,514.99	1.38%	78	4.7400	2.004400
9,000,001 to 10,000,000	3	28,134,005.71	4.42%	78	4.9167	1.764573
10,000,001 to 15,000,000	7	88,184,485.94	13.84%	78	5.0235	1.494293
15,000,001 to 20,000,000	4	72,853,545.25	11.44%	77	4.6193	2.065577
20,000,001 to 30,000,000	4	107,189,759.05	16.82%	78	4.9256	2.047984
30,000,001 to 50,000,000	4	166,368,831.21	26.11%	78	4.7313	2.120587
50,000,001 or greater	1	65,250,000.00	10.24%	76	4.7580	1.039800
Totals	48	637,089,258.82	100.00%	77	4.8915	1.814129
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

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			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	1	5,797,431.76	0.91%	76	5.1100	NAP	Wyoming	1	929,781.22	0.15%	76	4.2700	2.217200
Alabama	2	7,076,306.07	1.11%	76	4.5917	2.085737	Totals	88	637,089,258.82	100.00%	77	4.8915	1.814129
Arizona	1	13,267,060.86	2.08%	78	4.9860	0.913100
									Property Type³
California	11	175,505,056.76	27.55%	78	4.7839	1.985423
Colorado	3	18,013,329.18	2.83%	77	5.3200	1.619200		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Connecticut	1	3,328,950.71	0.52%	77	5.4700	1.801900		Properties	Balance	Agg. Bal.			DSCR¹
Delaware	1	27,591,636.42	4.33%	77	4.6550	1.961800	Defeased	1	5,797,431.76	0.91%	76	5.1100	NAP
Florida	6	12,274,480.06	1.93%	77	4.8343	2.668937	Industrial	2	23,585,061.58	3.70%	78	4.7057	1.813224
Georgia	4	18,869,336.64	2.96%	77	5.2376	1.606901	Lodging	5	42,185,795.78	6.62%	78	5.0709	1.170870
Illinois	4	9,537,029.76	1.50%	43	5.2534	1.844678	Mixed Use	2	3,913,876.66	0.61%	77	5.4798	1.254875
Indiana	1	1,550,000.00	0.24%	76	4.2700	2.217200	Mobile Home Park	13	39,339,205.66	6.17%	77	5.2050	1.951462
Louisiana	3	4,885,286.11	0.77%	76	4.2700	2.217200	Multi-Family	3	66,897,272.66	10.50%	79	5.0704	1.485090
Maryland	2	6,772,272.66	1.06%	77	4.9260	1.513337	Office	10	139,595,167.96	21.91%	78	4.6706	2.249806
Michigan	1	1,813,876.66	0.28%	77	5.8500	0.646800	Retail	34	220,835,059.01	34.66%	75	4.8103	1.591044
Nebraska	1	6,620,914.11	1.04%	78	4.8050	1.907100	Self Storage	18	94,940,387.74	14.90%	78	5.0781	2.207269
New Mexico	1	2,383,011.54	0.37%	78	5.5700	1.650700	Totals	88	637,089,258.82	100.00%	77	4.8915	1.814129
New York	4	22,100,652.30	3.47%	78	5.0210	1.431860
North Carolina	8	39,408,416.39	6.19%	78	5.2550	1.857917
Ohio	8	30,041,432.83	4.72%	77	4.7418	1.919920
Oregon	1	1,698,119.88	0.27%	72	4.8300	1.980200
Pennsylvania	1	42,273,831.21	6.64%	78	5.1000	2.133200
Tennessee	4	27,085,995.48	4.25%	77	4.8665	1.612885
Texas	13	66,563,263.12	10.45%	78	4.8554	2.320812
Virginia	3	72,275,000.00	11.34%	76	4.7106	1.154241
Washington	2	19,426,787.08	3.05%	77	5.0163	1.075326

Note: Please refer to footnotes on the next page of the report.

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				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	5,797,431.76	0.91%	76	5.1100	NAP	Defeased	1	5,797,431.76	0.91%	76	5.1100	NAP
	4.250% or less	1	20,000,000.00	3.14%	76	3.7086	2.662600	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	2	67,545,000.00	10.60%	77	4.2678	2.293618	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	5	114,340,151.41	17.95%	78	4.6742	2.340922	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	13	200,084,751.02	31.41%	77	4.8506	1.397612	37 months to 48 months	47	631,291,827.06	99.09%	77	4.8895	1.818758
	5.001% to 5.250%	9	100,017,989.43	15.70%	78	5.1015	1.739004	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	5.251% to 5.500%	7	74,481,161.12	11.69%	77	5.3504	1.614489	Totals	48	637,089,258.82	100.00%	77	4.8915	1.814129
	5.501% to 5.750%	6	45,666,947.78	7.17%	78	5.5969	1.847737
	5.751% to 6.000%	3	4,058,621.72	0.64%	78	5.8683	1.572086
	6.001% or greater	1	5,097,204.58	0.80%	15	6.1100	1.520200
	Totals	48	637,089,258.82	100.00%	77	4.8915	1.814129
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	5,797,431.76	0.91%	76	5.1100	NAP	Defeased	1	5,797,431.76	0.91%	76	5.1100	NAP
	56 months or less	1	5,097,204.58	0.80%	15	6.1100	1.520200	Interest Only	9	154,861,750.00	24.31%	78	4.6001	1.955558
	57 months or greater	46	626,194,622.48	98.29%	77	4.8796	1.821188	300 months or less	2	14,896,350.62	2.34%	78	5.5598	1.768086
	Totals	48	637,089,258.82	100.00%	77	4.8915	1.814129	301 months or greater	36	461,533,726.44	72.44%	77	4.9650	1.774492
								Totals	48	637,089,258.82	100.00%	77	4.8915	1.814129
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	1	5,797,431.76	0.91%	76	5.1100	NAP				None
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	46	624,670,912.95	98.05%	77	4.8904	1.817822
	13 months to 24 months	1	6,620,914.11	1.04%	78	4.8050	1.907100
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	48	637,089,258.82	100.00%	77	4.8915	1.814129
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	310944618	RT	Leesburg	VA	Actual/360	4.758%	258,716.25	0.00	0.00	N/A	04/01/28	--	65,250,000.00	65,250,000.00	12/01/21
2	310945061	SS	Various	Various	Actual/360	4.680%	188,370.00	0.00	0.00	N/A	06/11/28	--	48,300,000.00	48,300,000.00	12/11/21
3	310741003	OF	Pittsburgh	PA	Actual/360	5.100%	179,881.37	51,198.05	0.00	N/A	06/11/28	--	42,325,029.26	42,273,831.21	12/11/21
4	310945371	MF	Sacramento	CA	Actual/360	4.845%	153,425.00	0.00	0.00	N/A	07/11/28	--	38,000,000.00	38,000,000.00	12/11/21
5	883100845	Various Various		Various	Actual/360	4.270%	134,487.21	0.00	0.00	N/A	04/06/28	--	37,795,000.00	37,795,000.00	12/06/21
6	310944763	OF	San Diego	CA	Actual/360	4.265%	105,736.46	0.00	0.00	N/A	06/11/28	--	29,750,000.00	29,750,000.00	12/11/21
7	883100852	RT	Newark	DE	Actual/360	4.655%	107,182.57	38,672.69	0.00	N/A	05/06/28	--	27,630,309.11	27,591,636.42	12/06/21
8	300571828	MF	Fayetteville	NC	Actual/360	5.360%	111,666.67	0.00	0.00	N/A	06/06/28	--	25,000,000.00	25,000,000.00	12/06/21
9	300571830	SS	Thousand Oaks	CA	Actual/360	5.580%	115,671.80	27,532.81	0.00	N/A	06/06/28	--	24,875,655.44	24,848,122.63	12/06/21
10	883100859	OF	San Francisco	CA	Actual/360	3.709%	61,810.00	0.00	0.00	04/06/28	04/06/31	--	20,000,000.00	20,000,000.00	12/06/21
11	310945340	RT	Franklin	TN	30/360	4.839%	76,091.38	29,313.68	0.00	N/A	05/11/28	--	18,869,529.75	18,840,216.07	11/11/21
12	300571824	MH	Pueblo	CO	Actual/360	5.320%	79,958.60	22,446.10	0.00	N/A	05/06/28	--	18,035,775.28	18,013,329.18	12/06/21
13	310943929	OF	Roseville	CA	Actual/360	4.710%	62,800.00	0.00	0.00	N/A	06/11/28	--	16,000,000.00	16,000,000.00	12/11/21
14	300571836	RT	Montclair	CA	Actual/360	5.120%	62,720.00	0.00	0.00	N/A	07/06/28	--	14,700,000.00	14,700,000.00	12/06/21
15	883100865	LO	Tucson	AZ	Actual/360	4.986%	55,207.02	19,828.27	0.00	N/A	06/06/28	--	13,286,889.13	13,267,060.86	12/06/21
16	883100863	IN	New Albany	OH	Actual/360	4.608%	52,416.00	0.00	0.00	06/06/28	06/06/30	--	13,650,000.00	13,650,000.00	12/06/21
17	883100860	SS	Evans	GA	Actual/360	5.260%	57,130.01	16,395.48	0.00	N/A	05/06/28	--	13,033,462.99	13,017,067.51	12/06/21
19	300571834	MH	Various	NC	Actual/360	4.980%	51,875.00	0.00	0.00	N/A	06/06/28	--	12,500,000.00	12,500,000.00	12/06/21
20	883100853	LO	Sumner	WA	Actual/360	5.245%	46,521.24	15,290.89	0.00	N/A	05/06/28	--	10,643,562.98	10,628,272.09	12/06/21
21	310945147	IN	Lysander	NY	Actual/360	4.840%	40,132.77	15,211.25	0.00	N/A	06/11/28	--	9,950,272.83	9,935,061.58	12/11/21
22	600944624	RT	Various	Various	Actual/360	5.010%	43,564.46	12,514.52	0.00	N/A	05/11/28	--	10,434,600.00	10,422,085.48	12/11/21
23	883100862	LO	Lancaster	CA	Actual/360	5.000%	37,572.43	13,425.62	0.00	N/A	06/06/28	--	9,017,383.62	9,003,958.00	12/06/21
24	883100850	OF	Dripping Springs	TX	Actual/360	4.918%	37,731.53	11,568.31	0.00	N/A	05/06/28	--	9,206,554.44	9,194,986.13	12/06/21
25	883100861	RT	Spokane	WA	Actual/360	4.740%	34,801.90	12,092.13	0.00	N/A	06/06/28	--	8,810,607.12	8,798,514.99	12/06/21
26	310741026	OF	Uniontown	OH	Actual/360	5.480%	36,144.72	13,576.41	0.00	N/A	06/11/28	--	7,914,901.75	7,901,325.34	12/11/21
27	310741027	OF	Houston	TX	Actual/360	5.650%	32,999.56	13,731.26	0.00	N/A	06/11/28	--	7,008,756.54	6,995,025.28	12/11/21
28	310945442	RT	Forest Hills	NY	Actual/360	4.980%	30,710.00	0.00	0.00	N/A	06/11/28	--	7,400,000.00	7,400,000.00	12/11/21
29	310741029	SS	Sonora	CA	Actual/360	5.550%	31,796.64	8,168.46	0.00	N/A	06/11/28	--	6,874,949.67	6,866,781.21	12/11/21

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
30	310944542	LO	Omaha	NE	Actual/360	4.805%	26,552.07	10,195.66	0.00	N/A	06/11/28	--	6,631,109.77	6,620,914.11	10/11/20
31	883100864	RT	Fulshear	TX	Actual/360	5.071%	29,206.39	8,404.87	0.00	N/A	06/06/28	--	6,911,391.58	6,902,986.71	12/06/21
32	410943868	RT	Rancho Cucamonga	CA	Actual/360	5.050%	26,793.41	0.00	0.00	N/A	05/11/28	--	6,366,750.00	6,366,750.00	12/11/21
33	410944776	RT	Vacaville	CA	Actual/360	4.970%	24,366.41	8,802.95	0.00	N/A	06/11/28	--	5,883,237.34	5,874,434.39	12/11/21
34	310741034	SS	The Woodlands	TX	Actual/360	5.110%	24,717.55	7,080.97	0.00	N/A	04/11/28	--	5,804,512.73	5,797,431.76	12/11/21
35	300571800	RT	Chicago	IL	Actual/360	6.110%	25,981.60	5,563.72	0.00	N/A	03/06/23	--	5,102,768.30	5,097,204.58	12/06/21
36	410944648	RT	Vacaville	CA	Actual/360	5.050%	17,254.33	5,029.28	0.00	N/A	05/11/28	--	4,100,039.81	4,095,010.53	12/11/21
37	310741037	MF	Dundalk	MD	Actual/360	5.410%	17,594.79	5,453.57	0.00	N/A	05/11/28	--	3,902,726.23	3,897,272.66	06/11/21
38	310741038	RT	Waterbury	CT	Actual/360	5.470%	15,195.49	4,611.30	0.00	N/A	05/11/28	--	3,333,562.01	3,328,950.71	12/11/21
39	310741039	RT	Mableton	GA	Actual/360	5.300%	14,698.46	4,737.20	0.00	N/A	05/11/28	--	3,327,952.92	3,323,215.72	12/11/21
40	310741040	LO	Batavia	NY	Actual/360	5.700%	12,678.53	3,572.68	0.00	N/A	04/11/28	--	2,669,163.40	2,665,590.72	12/11/21
41	310741041	RT	Waycross	GA	Actual/360	5.040%	10,636.01	3,331.05	0.00	N/A	04/11/28	--	2,532,384.46	2,529,053.41	12/11/21
42	310741042	MH	Sebring	FL	Actual/360	4.800%	10,000.00	0.00	0.00	N/A	01/11/28	--	2,500,000.00	2,500,000.00	12/11/21
43	310741043	MH	Albuquerque	NM	Actual/360	5.570%	11,076.13	3,228.59	0.00	N/A	06/11/28	--	2,386,240.13	2,383,011.54	12/11/21
44	410944742	MU	Brooklyn	NY	Actual/360	5.160%	9,030.00	0.00	0.00	N/A	05/11/28	--	2,100,000.00	2,100,000.00	12/11/21
45	310741045	SS	Various	NC	Actual/360	5.680%	9,045.18	2,537.49	0.00	N/A	06/11/28	--	1,910,953.89	1,908,416.40	12/11/21
46	310741046	MU	Garfield	MI	Actual/360	5.850%	8,854.13	2,354.75	0.00	N/A	05/11/28	--	1,816,231.41	1,813,876.66	12/11/21
47	310741047	MH	Bend	OR	Actual/360	4.830%	6,844.47	2,368.93	0.00	N/A	12/11/27	--	1,700,488.81	1,698,119.88	12/11/21
48	310741048	MH	Tampa	FL	Actual/360	5.900%	7,296.18	1,897.44	0.00	N/A	06/11/28	--	1,483,968.06	1,482,070.62	12/11/21
49	310741049	MH	Cape Canaveral	FL	Actual/360	5.850%	3,722.84	984.89	0.00	N/A	06/11/28	--	763,659.33	762,674.44	12/11/21
Totals							2,598,664.56	401,121.27	0.00				637,490,380.09	637,089,258.82
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	6,841,103.01	5,305,072.46	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	4,914,574.67	4,669,118.94	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	1,403.65	0.00
3	5,414,310.12	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	2,564,339.35	1,928,592.37	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	3,739,686.70	1,873,119.42	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	3,566,140.97	2,552,442.79	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	3,448,567.69	2,469,573.61	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	2,361,125.53	1,225,258.47	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,824,079.60	2,292,715.37	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	9,287,329.59	18,854,875.03	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	17,566,189.00	7,702,055.05	01/01/21	06/30/21	--	0.00	0.00	105,326.44	105,326.44	0.00	0.00
12	1,906,370.76	932,397.81	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,851,496.76	1,624,992.19	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	961,161.22	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	888,524.19	968,785.62	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,273,415.92	970,947.74	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,321,056.04	1,004,906.22	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,426,535.11	1,355,325.34	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	46,471.91	308,542.37	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,363,290.00	816,521.08	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	872,666.00	522,070.95	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,162,304.61	1,363,777.11	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,037,439.00	727,238.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,203,807.02	920,755.59	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	913,657.60	463,872.72	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,343,407.32	1,007,555.49	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	585,914.04	391,765.62	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	680,882.40	177,997.15	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End		Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
30	948,471.00	0.00	--	--	08/12/21	989,761.44	81,617.99	32,680.21	432,454.21	0.00	0.00
31	809,642.00	233,356.54	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	565,765.54	468,464.97	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	790,604.73	544,564.20	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	548,864.00	437,832.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	524,307.16	424,584.17	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	358,073.07	73,542.54	01/01/21	03/31/21	12/13/21	975,681.56	4,394.63	18,589.89	133,796.02	19,401.28	0.00
38	482,604.52	236,571.42	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	505,298.21	360,028.92	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	98,671.31	261,943.50	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	293,717.08	246,925.53	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	388,382.66	221,813.73	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	287,654.57	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	165,439.55	148,457.43	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	171,505.08	93,651.74	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	101,891.56	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	215,775.00	166,393.54	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	178,329.63	158,855.20	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
49	164,966.53	91,539.62	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	88,004,648.11	67,559,960.78				1,965,443.00	86,012.62	156,596.53	671,576.67	20,804.93	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
12/17/21	0	0.00	0	0.00	2	10,518,186.77	0	0.00	1	6,620,914.11	0	0.00	0	0.00	0	0.00	4.891526%	4.858019%	77
11/18/21	0	0.00	0	0.00	2	10,533,836.00	0	0.00	1	6,631,109.77	0	0.00	0	0.00	0	0.00	4.891678%	4.858158%	78
10/18/21	0	0.00	0	0.00	2	10,547,952.74	0	0.00	1	6,640,382.00	0	0.00	0	0.00	0	0.00	4.891808%	4.865684%	79
09/17/21	0	0.00	1	3,912,978.09	1	6,650,500.02	0	0.00	1	6,650,500.02	0	0.00	0	0.00	0	0.00	4.891956%	4.867359%	80
08/17/21	1	3,917,775.06	0	0.00	1	6,659,692.35	0	0.00	1	6,659,692.35	0	0.00	0	0.00	0	0.00	4.892085%	4.867484%	81
07/16/21	0	0.00	0	0.00	1	6,668,846.80	0	0.00	1	6,668,846.80	0	0.00	0	0.00	0	0.00	4.892213%	4.867608%	82
06/17/21	0	0.00	0	0.00	1	6,678,851.30	0	0.00	1	6,678,851.30	0	0.00	0	0.00	0	0.00	4.892358%	4.867749%	83
05/17/21	0	0.00	0	0.00	1	6,687,926.80	0	0.00	0	0.00	0	0.00	0	0.00	1	13,000,000.00	4.892443%	4.867831%	84
04/16/21	0	0.00	0	0.00	1	6,697,855.20	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.896467%	4.866979%	85
03/17/21	0	0.00	0	0.00	1	6,706,852.40	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.896544%	4.867055%	86
02/18/21	0	0.00	0	0.00	1	6,718,491.63	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.896654%	4.867161%	87
01/15/21	0	0.00	0	0.00	2	19,727,403.79	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.896731%	4.867236%	88
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
30	310944542	10/11/20	13	6	32,680.21	432,454.21	76,179.02	6,754,813.54	06/04/20	7			05/10/21
37	310741037	06/11/21	5	6	18,589.89	133,796.02	19,401.28	3,927,889.91	09/20/21	13
Totals					51,270.09	566,250.23	95,580.30	10,682,703.45
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		5,097,205	5,097,205	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		631,992,054	621,473,867	3,897,273		6,620,914

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Dec-21	637,089,259	626,571,072	0	0	3,897,273	6,620,914
Nov-21	637,490,380	626,956,544	0	0	3,902,726	6,631,110
Oct-21	637,838,836	627,290,884	0	0	3,907,571	6,640,382
Sep-21	638,224,303	627,660,825	0	3,912,978	0	6,650,500
Aug-21	638,569,537	627,992,070	3,917,775	0	0	6,659,692
Jul-21	638,913,257	632,244,410	0	0	0	6,668,847
Jun-21	639,294,148	632,615,297	0	0	0	6,678,851
May-21	639,560,509	632,872,582	0	0	6,687,927	0
Apr-21	652,837,471	646,139,616	0	0	6,697,855	0
Mar-21	653,081,116	646,374,264	0	0	6,706,852	0
Feb-21	653,399,666	646,681,174	0	0	6,718,492	0
Jan-21	653,640,853	633,913,449	0	0	19,727,404	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
11	310945340	18,840,216.07	18,869,529.75	322,000,000.00	03/23/18	7,203,836.55	1.46630	06/30/21	05/11/28	316
30	310944542	6,620,914.11	6,754,813.54	6,800,000.00	06/12/21	841,006.00	1.90710	12/31/19	06/11/28	317
37	310741037	3,897,272.66	3,927,889.91	5,660,000.00	03/23/18	68,742.54	0.99410	03/31/21	05/11/28	316
Totals		29,358,402.84	29,552,233.20	334,460,000.00		8,113,585.09

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
11	310945340	RT	TN	10/15/21	1

Loan transferred to special servicing effective 10/15/21 due to Sponsor bankruptcy. The parties have reached an agreement in principle for a reinstatement agreement to resolve the default for the Sponsor bankruptcy and resulting change in ownership due to Sponsors restructuring.

30	310944542	LO	NE	06/04/20	7

REO Title Date: 5/10/2021. Description of Collateral: The subject property is flagged as a Hampton Inn by Hilton. Current Franchise Agreement expires 11/30/33. Consists of the fee simple interest in a 2.81-acre parcel improved with a 4-story,

65,14 2 sf limited-service lodging facility known as the Hampton Inn Omaha West. The property, which opened in 2014, features 110 rooms, a breakfast dining area, 1,389 square feet of meeting space, an indoor pool and jacuzzi, complimentary breakfast, a market pantry, and lobby workstation. Companion Loan - no. Deferred Maintenance / Repair Issues: none noted. There is no outstanding PIP or Brand Standard & Deficiency List items. Operations Summary:

TTM 12/2020: Occ 35.0%, ADR $88.12, RevPAR $30.8 1, Rev $1.2734MM, GOP 17.4%, EBITDA w/4% RR -$48K/-3.7%. 2019 Occ 58.4%, ADR $112.26, RevPAR $65.59 (index 128.6%), Rev $2.69MM, GOP 36.7%, EBITDA w/ 4% RR

$616K/22.9%. Marketing Summary: This asset will be included in the November Gen 2 auction eve nt via the Ten-X auction platform.

37	310741037	MF	MD	09/20/21	13

Loan transferred to Special Servicer on 9/20/21 due to Deliquent Payments as Borrower failed to make the payment due for 7/11/2021. Notice of Default was sent on 9/23/21. Local counsel was retained to file for foreclosure and/or receivership, if necc essary. Collateral consists of a 64-unit multifamily (garden/low rise) property located on a 1.90 acre site in Dundalk, Maryland. The improvements were built in 1948 and renovated in 2014. The property is spread across three (3) - two

(2) story buildings that total an NRA of 35,200 SF. All buildings have 1BD/1BA floorplans. Discussions with Lender and Borrower principals are ongoing.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
11	310945340	19,377,494.65	4.83900%	19,377,494.65 4.83900%		10	07/08/20	06/11/20	08/11/20
Totals		19,377,494.65		19,377,494.65
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
18	310741018 05/17/21	13,000,000.00	138,420,000.00	13,461,532.75	461,532.75	13,461,532.75	13,000,000.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		13,000,000.00	138,420,000.00	13,461,532.75	461,532.75	13,461,532.75	13,000,000.00	0.00	0.00	0.00	0.00

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
18	310741018	05/17/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
11	0.00	0.00	3,931.15	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	3,500.00	0.00	0.00	3,959.05	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	3,500.00	0.00	0.00	4,394.63	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	10,931.15	0.00	0.00	8,353.68	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		19,284.83

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Supplemental Notes
None

© Copyright 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27